Summary of accounting policies - Summary of Product Warranty (Parenthetical) (Details) $ in Millions	12 Months Ended
Mar. 31, 2023 USD ($)
Cost of Sales [Member]
Product Warranty Liability [Line Items]
Product Warranty Expense	$ 8.7